Note 7 - Mortgage Notes Payable - Mortgage Notes Payable (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Mortgage Notes Payable, net		$ 125,530,928		$ 142,392,992		$ 149,714,176
Mortgage Notes [Member]
Mortgage Notes Payable		126,442,100		143,459,048		151,140,916
Unamortized loan costs		(911,172)		(1,066,056)		(1,426,740)
Waterman Plaza [Member] | Mortgage Notes [Member]
Mortgage Notes Payable		$ 3,247,878	[1]	$ 3,274,097	[1]	3,369,960
Interest rate, variable	[1],[2]	4.25%
Maturity date		Apr. 29, 2021	[1]	Apr. 29, 2021
Interest rate	[3]			5.78%
World Plaza [Member] | Mortgage Notes [Member]
Mortgage Notes Payable		$ 5,854,222	[4],[5]	$ 4,979,383	[4],[5],[6]	3,350,539	[6]
Interest rate, variable		4.40%	[2],[4],[5]	5.10%	[3],[6]
Maturity date		Jul. 05, 2021	[4],[5]	Jul. 05, 2020
Garden Gateway Plaza [Member] | Mortgage Notes [Member]
Mortgage Notes Payable		$ 5,967,727	[5]	$ 6,071,315	[5],[7]	6,270,896	[7]
Maturity date		Aug. 05, 2021	[5]	Feb. 05, 2020
Interest rate		5.00%	[2],[5]	5.00%	[3],[7]
The 300 N.P [Member] | Mortgage Notes [Member]
Mortgage Notes Payable		$ 2,292,848		$ 2,311,738		2,348,443
Maturity date		Jun. 11, 2022		Jun. 11, 2022
Interest rate		4.95%	[2]	4.95%	[3]
Highland Court [Member] | Mortgage Notes [Member]
Mortgage Notes Payable		$ 6,350,303		$ 6,424,366		6,568,320
Maturity date		Sep. 01, 2022		Sep. 01, 2022
Interest rate		3.82%	[2]	3.82%	[3]
Dakota Center [Member] | Mortgage Notes [Member]
Mortgage Notes Payable		$ 10,007,257		$ 10,111,693		10,314,520
Maturity date		Jul. 06, 2024		Jul. 06, 2024
Interest rate		4.74%	[2]	4.74%	[3]
Union Terrace [Member] | Mortgage Notes [Member]
Mortgage Notes Payable			[8]	$ 6,240,396	[8]	6,354,153
Maturity date		Sep. 05, 2024	[8]	Sep. 05, 2024
Interest rate		4.50%	[2],[8]	4.50%	[3]
Centennial Tech Center [Member] | Mortgage Notes [Member]
Mortgage Notes Payable			[8]	$ 9,561,654	[8],[9]	9,745,811	[9]
Maturity date		Jan. 05, 2024	[8]	Jan. 05, 2024
Interest rate		4.43%	[2],[8]	4.43%	[3],[9]
Research Parkway [Member] | Mortgage Notes [Member]
Mortgage Notes Payable		$ 1,787,129		$ 1,813,305		1,864,139
Maturity date		Jan. 05, 2025		Jan. 05, 2025
Interest rate		3.94%	[2]	3.94%	[3]
Arapahoe Center [Member] | Mortgage Notes [Member]
Mortgage Notes Payable		$ 8,009,836		$ 8,085,727		8,233,567
Maturity date		Jan. 05, 2025		Jan. 05, 2025
Interest rate		4.34%	[2]	4.34%	[3]
Union Town Center [Member] | Mortgage Notes [Member]
Mortgage Notes Payable		$ 8,406,185		$ 8,440,000		8,440,000
Maturity date		Jan. 05, 2025		Jan. 05, 2025
Interest rate		4.28%	[2]	4.28%	[3]
Executive Office Park [Member] | Mortgage Notes [Member]
Mortgage Notes Payable		$ 4,783,471	[5]	$ 4,839,576	[5]	4,947,808
Maturity date		Jun. 01, 2027	[5]	Jun. 01, 2027
Interest rate		4.83%	[2],[5]	4.83%	[3]
Genesis Plaza [Member] | Mortgage Notes [Member]
Mortgage Notes Payable		$ 6,327,800		$ 6,378,110		6,476,032
Maturity date		Sep. 06, 2025		Aug. 25, 2025
Interest rate		4.71%	[2]	4.71%	[3]
One Park Centre [Member] | Mortgage Notes [Member]
Mortgage Notes Payable		$ 6,436,968		$ 6,487,532		6,585,922
Maturity date		Sep. 05, 2025		Sep. 05, 2025
Interest rate		4.77%	[2]	4.77%	[3]
Shea Center II [Member] | Mortgage Notes [Member]
Mortgage Notes Payable		$ 17,727,500		$ 17,727,500		17,727,500
Maturity date		Jan. 05, 2026		Jan. 05, 2026
Interest rate		4.92%	[2]	4.92%	[3]
West Fargo Industrial [Member] | Mortgage Notes [Member]
Mortgage Notes Payable		$ 4,177,324		$ 4,216,565		4,292,809
Maturity date		May 31, 2029		Sep. 06, 2020
Interest rate		4.79%	[2]	4.79%	[3]
Grand Pacific Center [Member] | Mortgage Notes [Member]
Mortgage Notes Payable		$ 3,795,623	[10]	$ 3,851,962	[10],[11]	$ 3,961,304	[11]
Maturity date		Aug. 01, 2037	[10]	Aug. 01, 2037
Interest rate		4.02%	[2],[10]	4.02%	[3],[11]
Subtotal, Presidio Property Trust, Inc. Properties [Member] | Mortgage Notes [Member]
Mortgage Notes Payable		$ 95,172,071		$ 110,814,919
Model Home [Member] | Mortgage Notes [Member]
Mortgage Notes Payable	[5]	$ 31,270,029		$ 32,644,129

[1]	Interest on this loan resets annually at LIBOR plus 3.00%, with a floor of 4.25%.
[2]	Interest rates as of June 30, 2020.
[3]	Interest rates as of December 31, 2019.
[4]	Interest rate is subject to reset on September 1, 2023.
[5]	Properties held for sale as of June 30, 2020. Only one of the four buildings at Executive Office Park was classified as held for sale. There are four model homes included as held for sale.
[6]	Interest on this loan is ABR + 0.75% and LIBOR plus 2.75% For the year-ended December 31, 2019, the weighted average interest rate was 5.04%.
[7]	The maturity date of the mortgage loan was extended to August 5, 2021.
[8]	Centennial Tech Center and Union Terrace were sold on February 5, 2020 and March 13, 2020, respectively.
[9]	Centennial Tech Center was held for sale as of December 31, 2019 and sold for approximately $15.0 million on February 5, 2020.
[10]	Interest on this loan is alternative base rate plus 0.75% and LIBOR plus 2.75%. For the six months ended June 30, 2020, the weighted average interest rate was 4.40%.
[11]	Interest rate is subject to reset on September 1, 2023.